Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Amount	1,250,000,000
Final Prospectus	true